As filed with the Securities and Exchange Commission on
March 15, 2011
Registration No. 2-13644
811-0781

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 116	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 41	☑
(Check appropriate box or boxes)

THE PUTNAM FUND FOR GROWTH AND INCOME
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☑	on February 28, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
THE PUTNAM FUND FOR GROWTH AND INCOME
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston St.
Boston, Massachusetts 02199-3600

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 15th day of March 2011.

The Putnam Fund for Growth and Income
By:	/s/ Jonathan S. Horwitz
Executive Vice President,Treasurer, Principal
Executive Officer and Compliance Liaison

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill****	Chairman of the Board and Trustee

Jameson A. Baxter****	Vice Chairman of the Board and Trustee

Robert L. Reynolds****	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar****	Vice President and Principal Financial Officer

Janet C. Smith****	Vice President, Assistant Treasurer and Principal
Accounting Officer

Ravi Akhoury***	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis****	Trustee

Robert J. Darretta****	Trustee

Paul L. Joskow****	Trustee

Kenneth R. Leibler****	Trustee

Robert E. Patterson****	Trustee

Signature	Title

George Putnam, III****	Trustee

W. Thomas Stephens****	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact
March 15, 2011

*	Signed pursuant to power of attorney filed herewith.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on February 26, 2010.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 112 to the Registrant’s Registration Statement filed on February 27, 2009.

****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 113 to the Registrant’s Registration Statement filed on December 30, 2009.